Employee benefits	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employee benefits

30. Employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Employee severance pay	4,936	5,895
Jubilee benefits	213	253
Other post-employment plans	979	699
Long term incentive plan	169	3,653
Stock grant plan	1,353	1,353
Other share-based compensation	665	—
Total employee benefits	8,315	11,853

Defined benefit obligations - Italian employee severance indemnity (TFR)

Trattamento di fine rapporto or “TFR” relates to the amounts that employees in Italy are entitled to receive when they leave the company and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions the entitlement may be partially advanced to an employee during the employee’s working life.

The Italian legislation regarding this scheme was amended by Law 296 of 27 December 2006 and subsequent decrees and regulations issued in the first part of 2007. Under these amendments, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the provision for employee severance pay retain the nature of “Defined benefit plans”. Accordingly, the provision for employee severance indemnity in Italy consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme has been classified as a defined contribution plan, and the Group recognizes the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.

Jubilee benefits

Jubilee benefits scheme are applicable to companies incorporated in Germany. Upon retirement, employees are eligible to receive a sum payment depending on the number of years of service within the group.

Other post-employment plans

Other post-employment plan granted by the Group are “Beneficios por Retiro, Prima de Antigüedad y Beneficios por Terminación” for Mexican companies and severance payment provision for Slovak companies.

A major assumption taken into account in the valuation of pension and other post-employment benefit obligations is the discount rate. In accordance with IAS 19 – Employee Benefits, the rates were determined by currency areas and by reference to the return on high-quality private bonds with a maturity equal to the term of the plans or the return on government bonds when the private market has insufficient liquidity. The return on plan assets is determined based on the allocation of the assets and the discount rates used.

Defined benefits obligation

The Group’s liabilities for employee benefits are as follows:

	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
	(EUR thousand)
At January 1, 2021	5,791	239	552	30	6,612
Interest cost	18	2	29	1	50
Current service cost	402	27	95	7	531
Benefits paid	(476)	(13)	(32)	(13)	(534)
Actuarial Gains and Losses	160	(2)	(23)	15	150
Exchange rate differences	—	—	38	—	38
At December 31, 2021	5,895	253	659	40	6,847

Recognized in the consolidated income statement	419	28	123	8	579
Recognized in the other comprehensive income	160	—	(23)	15	151

At January 1, 2022	5,895	253	659	40	6,847
Interest cost	55	3	60	—	118
Current service cost	497	31	178	6	712
Benefits paid	(603)	(25)	(114)	(6)	(748)
Actuarial Gains and Losses	(908)	(49)	68	(1)	(890)
Exchange rate differences	—	—	89	—	89
At December 31, 2022	4,936	213	940	39	6,128

Recognized in the consolidated income statement	551	(16)	238	6	780
Recognized in the other comprehensive income	(908)	—	68	(1)	(841)

The principal assumptions used for determining the obligations under the plan described are as follows:

As at December 31, 2022

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.77%	3.10%	9.25%	3.77%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.30%	—	3.50%	—

As at December 31, 2021

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	0.98%	1.17%	9.75%	0.98%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	1.75%	—	3.50%	—

The discount rates used for the measurement of the pension plan obligation (including Italian TFR obligation) are based on yields of high-quality (AAA rated for Mexico and AA rated for other countries) fixed income securities for which the timing and amounts of payments match the timing and amounts of the projected benefit payments. The main variation is due to Italian TFR, whose average duration is approximately 12.5 years. Retirement or employee leaving rates are developed to reflect actual and projected Group experience and legal requirements for retirement.

A quantitative sensitivity analysis for significant assumptions impacting defined benefits obligation as at December 31, 2022 and December 31, 2021 is reported as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Turnover rate +1,00%	31	(58)
Turnover rate -1,00%	(34)	67
Inflation rate +0,25%	72	101
Inflation rate -0,25%	(70)	(98)
Annual discount rate +0,25%	(97)	(138)
Annual discount rate -0,25%	101	144

The above sensitivity analysis on TFR is based on reasonable changes in key assumptions occurring at the end of the reporting period, keeping all other assumptions constant.

Such analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.

Long-term Incentive plan

In order to align the interests of management with those of the Shareholders, the Group established a medium/ long-term incentive plan linking remuneration and performance. The Board of Directors approved a compensation plan called the “Long-term Incentive plan” for 2020-2023. The four-year plan included a select number of top Management and/ or key people and was based on achieving certain key performance indicators under the Group's long-term industrial plan targets.

On April 11, 2022 the Board of Directors approved an amendment to the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027", in order to allow the entry of new beneficiaries in 2022, previously involved in the compensation plan called "Long Term Incentive 2020-2023". In accordance with specific rules, existing and new beneficiaries relating to the first vesting period coexist during 2022 under the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027". Through such amendment, beneficiaries of the Long Term Incentive 2020-2023 were offered the possibility of becoming beneficiaries of the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027" in 2022 by using the rights deriving from the participation in the Long-Term Incentive 2020-2023 in the meantime accrued to them, but providing, that the free of charge transfer of the property of a certain number of Stevanato Group S.p.A. shares should have been done after the end of the First Vesting Period, after having verified the actual achievement of the Performance Objectives (in terms of consolidated revenue and EBITDA) set for such vesting period and the continuation of the employment relationship.

The letters of assignment of shares were issued to beneficiaries on May 12, 2022 and from that date the amendment of the incentive plans produced its accounting effects for those beneficiaries who accepted the incentive plan modification.

The Group’s liability for the Long-term Incentive plan is as follows:

	Long Term Incentive Plan 2020-2023	Total
	(EUR thousand)
At January 1, 2021	1,780	1,780
Interest cost	(7)	(7)
Current service cost	1,874	1,874
Actuarial Gains and Losses *	6	6
At December 31, 2021	3,653	3,653
Current service cost	63	63
Benefits paid	(928)	(928)
Actuarial Gains and Losses *	(2,619)	(2,619)
At December 31, 2022	169	169

*According to IAS 19, Actuarial Gains and Losses are recognized in profit or loss

The discount rates used for the measurement of the “Long-term Incentive plan” are based on yields of high-quality (AA rated). For these plans, the single weighted average discount rate that reflects the estimated timing and amount of the scheme future benefit payments is equal to -0.17% for 2021. The main impact considered as actuarial gain and losses relates to the experience adjustment and to the above mentioned incentive plan modification; it has been accounted together with the current service cost by function as part of personnel costs.

Cash settled awards

Cash settled awards were incentive plans aimed at a limited number of executives and key resources of the Group. The 2012-2021 incentive plan and the 2018-2022 incentive plans were approved by the Board of Directors on February 9, 2021 and on September 12, 2018 respectively.

The plans provided for the free assignment to the Group's employees of non-transferable options to subscribe shares at a pre-determined exercise price. The right to the assignment of options, to be exercised only during the exercise period, was acquired during the vesting period only if the turnover targets indicated in the business plan, based on EBITDA (earnings before interest, tax, depreciation and amortization) and net financial position, were achieved.

In order to concentrate in a single new plan the incentive mechanism that could more concretely and effectively contribute to the achievement of the redefined Company's growth objectives, Stevanato Group proceeded with the early conclusion of the 2012-2021 incentive plan and with the revocation of 2018-2022 incentive plan.

On March 4, 2021 and June 3, 2021, the Company exercised a call option to buy back n. 995,000 shares from the beneficiaries of the 2012-2021 incentive plan and irrevocably and unconditionally waived its rights to exercise the call option on n. 215,000 shares (number of shares as before the second share split). The parties also mutually agreed to close the 2018-2022 incentive plan; the net impact of such transactions led to a reduction in cash settled award liabilities.

The following table summarize the components of the cash settled awards obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

	Incentive plan 2012-2021	Incentive plan 2018-2022	Total
	(EUR thousand)
At January 1, 2021	13,338	7,995	21,333
Interest cost	(9)	(5)	(14)
Benefits paid	(7,919)	—	(7,919)
Actuarial Gains and Losses *	(3,299)	(7,533)	(10,832)
Transferred to SGP 2021-2027	(400)	—	(400)
Stocks granted	(1,711)	(457)	(2,168)
At December 31, 2021	—	—	—

*According to IAS 19, Actuarial Gains and Losses are recognized in profit or loss

Restricted Stock Grant Plan 2021-2027

At the Shareholders’ Meeting of Stevanato Group held on March 4, 2021, a share-based incentive plan, referred to as the “Restricted Stock Grant Plan 2021-2027”, was approved. This plan included individuals who play a strategic role in the Group related to the economic and strategic development of the Group and aligns their interests to those of the shareholders and other stakeholders of the Company, during the period between January 1, 2021 and December 31, 2026.

The Stock Grant Plan originally provided for three two-year vesting periods, between January 1, 2021 and December 31, 2022 (First Vesting Period), January 1, 2023 and December 31, 2024 (Second Vesting Period), January 1, 2025 and December 2026 (Third Vesting Period). On April 11, 2022 the Board of Directors approved an amendment to the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027", to allow the entry in 2022 of new beneficiaries, previously involved in the compensation plan called "Long Term Incentive 2020-2023". Through such amendment, (i) the total duration of the "Restricted Stock Grant Plan Stevanato Group S.p.A. 2021-2027" was limited to the First Vesting Period only and (ii) the beneficiaries were divided into two categories: the "initial beneficiaries" and the "new beneficiaries" for which specific rules apply.

At the beginning of the vesting period, a certain number of Stevanato Group ordinary shares – linked with the achievement of specific targets in terms of consolidated revenue and EBITDA within the end of the Vesting Period – was assigned free of charge to the initial beneficiaries. For the EBITDA definition, please refer to section “Key Indicators of Performance and Financial Condition” of ITEM 5. Operating and Financial Review and Prospects. The assigned shares are registered to a Trustee company and are subject to the prohibition to sell and to the selling commitment in accordance to a one-year lock-up period.

The transfer of ownership of the shares is finalized after each initial beneficiary signs an agreement which binds the beneficiaries to re-sell to Stevanato Group, fully or partially, the Shares assigned to them in case the targets provided for the vesting period in relation to which the shares were assigned should not be totally or partially achieved. A similar obligation is provided if, within the end of the vesting period, the employment relationship terminates.

In the event of over-performances related to the Key Indicators of Performance, initial beneficiaries will be granted, free of charge, an additional number of Stevanato Group shares related to the vesting period in which the targets were exceeded and the additional shares assigned will be subject to the time-limited prohibition to sell.

On June 3, 2021 a total of n. 236,988 ordinary shares, which were previously held in treasury, were assigned to the initial beneficiaries of the plan.

The fair value measurement of the stock grant plan for the initial beneficiaries consists of the following components:

-a first IAS 19 component linked to the cash settlement of the amount equal to the consideration already determined at which Stevanato Group S.p.A. will repurchase the shares in the cases provided for by the regulation. This component is immediately vested at the time of the assignment of the shares. It generates expenses counterbalanced in the employee benefits liability;

-a second IFRS 2 component related to the benefit associated with the value of the stock. It is valued as stock option with a strike price equal to the value corresponding to the consideration the employees give up in cash when the stock option is exercised. It generated expenses counterbalanced in a dedicated equity reserve among "other reserves".

On May 12, 2022, Stevanato Group S.p.A. sent, to the new beneficiaries of shares, a letter granting them the right to obtain the transfer free of charge of a certain number of shares if the targets, in terms of consolidated revenue and EBITDA provided for the vesting period in relation to which the shares were assigned, are achieved. New beneficiaries are individuals who play a strategic role in the Group, including its economic and strategic development, and the above right to transfer shares (subject to certain conditions) aligns their interests to those of the shareholders and other stakeholders of the Company, during the period between January 1, 2021 and December 31, 2026.

The effectiveness of the rights attributed to each of the new beneficiaries of shares is conditional upon the verification by the Stevanato Group's administrative body of the degree of achievement of the performance target provided in relation to the first vesting period after the end of the first vesting period. On the basis of this assessment the number of shares indicated in the letter of attribution of rights can be reduced based on the degree of target achievement.

The following table summarize the IAS 19 components of the obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

	Stock grant plan 2021-2027	Total
	(EUR thousand)
At January 1, 2021	—	—
Transfer from SOP 2012-2021	400	400
Interest cost	6	6
Current service cost	947	947
At December 31, 2021	1,353	1,353
Current service cost	—	—
At December 31, 2022	1,353	1,353

Other share-based compensation

As at December 31, 2022, the Group recognized a liability for other share-based compensation amounting to EUR 665 thousand. This represents the estimate of the grant date fair value of the award for the purposes of recognizing the services received by employees during the period between service commencement date and grant date.